SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

The Company’s recurring fair value measurements at December 31, 2021 are as follows:

	Fair Value as of December 31,2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative liability (Note 10)	$6,756	$2,305	$1,132	$3,319

Schedule of Estimated Useful Lives of the Assets

●	Plant and machinery – straight line over three to ten years
●	Fixtures, fitting and office equipment – straight line over four to five years
●	Land and buildings – straight line over the shorter of the lease or a five to ten-year period

SCHEDULE OF NET INCOME LOSS PER SHARE
	December 31,
	2021	2020	2019
Common stock warrants	45,903,056	21,924,307	-
Common stock units	2,892,096	-	-
Common stock options	7,760,534	485,056	925,589
Total	56,555,686	22,409,363	925,589